Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) for the twelve months ended December 31, 2021 consisted of the following components (dollars in thousands). There was no such expense (benefit) in 2020 or 2019.

Twelve Months ended December 31, 2021
Current
Foreign	$344

Deferred
Foreign	$—

Total	$344

Income (loss) before income taxes for the twelve months ended December 31, 2021 consisted of the following (dollars in thousands). There was no such expense (benefit) in 2020 or 2019.

Twelve Months ended December 31, 2021
Foreign	$20,571
Total	$20,571

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s net deferred tax asset at December 31, 2021 are as follows (dollars in thousands). There was no such deferred tax asset at December 31, 2020.

December 31, 2021
Deferred tax assets
Net operating loss and capital loss carryover	$54,726
Depreciation	61,110
Other	3,976
Total deferred tax assets	$119,812
Less: Valuation allowance	(119,812)
Total deferred tax assets, net of valuation allowance	$—
Total deferred tax liabilities	$—
Net deferred tax assets	$—